STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	May 31, 2012	May 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	May 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the period	$ 0	$ (118)	$ (15,093)	$ (7,690)	$ (25,383)	$ (25,383)
Change in non-cash working capital items:
(Increase) decrease in prepaid expenses	0	0	5,000	0	0	0
Increase (decrease) in accrued expenses	(1,116)	(6,383)	6,383	723	7,116	6,000
NET CASH (USED IN) OPERATING ACTIVITIES	(1,116)	(6,501)	(3,710)	(6,967)	(18,267)	(19,383)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of stock	0	0	0	0	11,000	11,000
Proceeds from note payable - related party	1,116	8,000	0	8,456	10,056	11,172
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,116	8,000	0	8,456	21,056	22,172
NET INCREASE (DECREASE) IN CASH	0	1,499	(3,710)	1,499	2,789	2,789
CASH, BEGINNING OF PERIOD	1,290	2,789	2,789	1,290	0	0
CASH, END OF PERIOD	2,789	2,789	1,290	2,789	1,290	2,789
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	0	0	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0